December 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	The Aston Funds (the “Registrant”)

ASTON/River Road Independent Value Fund

ASTON/River Road Long-Short Fund

File Nos. 33-68666 and 811-8004

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus and Statement of Additional Information dated December 28, 2010 that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 120, which were filed on December 28, 2010 and went effective December 28, 2010, and the Prospectus and Statement of Additional Information dated December 29, 2010 that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 121, which were filed on December 29, 2010 and went effective December 29, 2010, and (2) the text of each aforementioned Amendment was filed electronically (Accession Nos. 0001193125-10-289120 and 0001193125-10-290262, respectively).

Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

Sincerely,

/s/ Corey L. Zarse

Corey L. Zarse